SEPARATE ACCOUNTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts assets	$ 2,280.8	$ 2,427.3
Paid risk charges	0.4	0.3	$ 0.2
Payments to Separate Accounts	1.0	0.8	$ 1.8
Reserves	2,068.4
Legally Insulated
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts assets	2,240.3	2,397.0
Not Legally Insulated
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts assets	40.5	30.3
Variable Annuity | Legally Insulated
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts assets	527.6	637.9
Variable Life | Legally Insulated
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts assets	1,712.7	$ 1,759.1
MODCO Reinsurance - Protective
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	$ 952.6